Taxes - Schedule of Movement of Deferred Tax Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred tax asset movement:
Opening balance	$ 18,708,988	$ 14,631,743
Income tax benefit		3,225,251
Deferred tax credit acquired through business combinations		4,104,774
Foreign currency adjustments	(4,839,149)	(3,252,780)
Transfers to assets held for sale	(4,461,190)
Closing balance	$ 9,408,649	$ 18,708,988